STOCK OPTIONS (Details 2) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Option
Number of Options
Non-vested, Beginning Balance	75,000	780,000
Granted	600,000
Vested	(275,000)	(705,000)
Non-vested, Ending Balance	400,000	75,000
Weighted Average Grant Date Fair Value
Non-vested, Beginning Balance	$ 0.001	$ 0.08
Granted	$ 0.11
Vested	$ 0.08	$ 0.09
Non-vested, Ending Balance	$ 0.11	$ 0.001